Acquisitions (Details) - Schedule of operations of UberMedia Inc	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Operations Of Ubermedia Inc Abstract
Revenues	$ 50,110,360
Net loss	$ (21,422,321)